Provision For Environmental Rehabilitation	12 Months Ended
Dec. 31, 2012
Provision For Environmental Rehabilitation
15.	PROVISION FOR ENVIRONMENTAL REHABILITATION

The Group has made, and expects to make in the future, expenditures to comply with environmental laws and regulations, but cannot predict the full amount of such future expenditures. Estimated future reclamation costs are based principally on legal and regulatory requirements. The following is a reconciliation of the total liability for environmental rehabilitation:

	December 31, 2012	December 31, 2011
Provision for environmental rehabilitation
Opening balance	336.9	324.4
Addition to liabilities	18.1	18.7
Liabilities settled	(2.7)	(1.7)
Accretion of liability	28.2	24.9
Foreign currency translation adjustment	(6.9)	(29.4)

Balance at close	373.6	336.9

The Group intends to finance the ultimate rehabilitation costs of the South African operations from the monies invested with the environmental trust fund (see Note 12(b)) and ongoing contributions, as well as the proceeds of the sale of assets and gold from plant clean-up at the time of mine closure.